Debt - Additional Information (Detail) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 20, 2020 USD ($)	Nov. 18, 2019 USD ($) $ / shares	Oct. 03, 2019 $ / shares	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)	Oct. 05, 2020 USD ($)	Jun. 11, 2020 USD ($)	May 10, 2020 USD ($)
Disclosure of debt [line items]
Debt issuance				$ 191,819	$ 165,838
Proceeds from loans and borrowings				$ 944,580	$ 616,555	$ 303,640
Borrowings description				a loan acquired by LifeMiles for $20,000 at a rate Libor + 4,5% a term of 2 years	Also, there are loans acquired by LifeMiles, $100,000 at a rate Libor + 5.5 for a term of 3 years.
Carrying amount				$ 6,281,256	$ 4,856,323	$ 4,007,580
Transaction Costs				$ 42,516
Number of aircraft | Aircraft				146	171
Borrowings Reclassified As Asset Available For Sale				$ 490,458	$ 490,458
Bankruptcy claims amount of claims filed				4,641,087
Loans acquired				$ 168,500
Number of aircrafts under financial lease for which claims filed were rejected | Aircraft				8
Number of aircrafts under right to use assets for which claims Filed were rejected | Aircraft				4
Covid 19 [member]
Disclosure of debt [line items]
Carrying amount							$ 1,992,191
Borrowings reclassified				$ 2,073,197
Debt amortization payments suspended	$ 210,000
Debtor In Possession Structure [Member]
Disclosure of debt [line items]
Bankruptcy claims amount of claims filed									$ 4,829,070
Bankruptcy claims amount of filed claims denied				$ 277,091				$ 259,347
Number of aircrafts for which claims filed were rejected | Aircraft				12
Bankruptcy claims amount of claims debt filed				$ 4,200,663
American Depository Shares Member [Member]
Disclosure of debt [line items]
Currency Conversion Price | $ / shares		$ 4.6217	$ 3.4235
Increase Decrease Currency Conversion Price | $ / shares			$ 4.1595
Cash		$ 700,000
Description of Conversion Loan		(a) Company ADSs are priced at a price of $7.00 (in dollars), or greater, at a weighted average price volume at 112 of 150 consecutive business days (if such conversion occurs after the first anniversary of the Convertible Loan disbursement) or (b) the Company ADSs are quoted at a price of $7.00 (in dollars), or greater, at a weighted price volume of 90 consecutive 120 business days
Weighted Average Interest Rate		35.00%
Senior Bonds [Member]
Disclosure of debt [line items]
Carrying amount					65,632
Aggregate principal amount					484,419
Borrowings rolled up				219,600
Senior Bonds [Member] | Debtor In Possession Structure [Member]
Disclosure of debt [line items]
Borrowings rolled up				219,600
Long Term And Short Term Borrowing [Member]
Disclosure of debt [line items]
Reclassification Of Noncurrent And Current Borrowings				2,073,197	34,407
Bonds [member]
Disclosure of debt [line items]
Carrying amount				$ 352,011	$ 531,244
Weighted Average Interest Rate				8.88%	9.93%
Increase Decrease In Borrowings Exchange To Bonds					$ 484,419
Borrowings rolled up				$ 386,998
Bonds [member] | Debtor In Possession Structure [Member]
Disclosure of debt [line items]
Borrowings rolled up				50,000
Bonds maturing in 2020 [member]
Disclosure of debt [line items]
Interest rate					9.00%
Bonds maturing in 2023 [member]
Disclosure of debt [line items]
Interest rate					8.375%
Debtor in Possession [Member]
Disclosure of debt [line items]
Debt issuance				1,088,371
Carrying amount				1,682,963
Airbus Three Hundred And Thirty Aircraft Member [Member]
Disclosure of debt [line items]
Proceeds from loans and borrowings					$ 616,555
Carrying amount					465,612
Bonds Exchange					484,419
Transaction Costs					18,807
Loans Acquried					9,000
Aircraft [member]
Disclosure of debt [line items]
Debt issuance					313,001
Suspended operating lease payments				157,000
Carrying amount				$ 1,883,281	$ 1,832,500
Number of aircraft | Aircraft					3
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member]
Disclosure of debt [line items]
Borrowings issuers				Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited
Initial issue price				98.706%
Initial issue date				May 10, 2013
Issue amount				$ 300,000
Interest				The Senior Notes will bear interest at a fixed rate of 8.375% per year, The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013, Interest will accrue from May 10, 2013, The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.
Second issue price				104.50%
Second issue date				Apr. 08, 2014
Maturity date				The Senior Notes matured on May 10, 2020
Carrying amount				$ 550,000
Borrowings				71,073	$ 65,632
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member] | Financial guarantee contracts [member]
Disclosure of debt [line items]
Carrying amount				$ 367,000
Avianca Holdings Avianca Leasing and Grupo Taca Holdings Limited [member] | Bonds maturing in 2020 [member]
Disclosure of debt [line items]
Interest rate				8.375%
Aggregate principal amount				$ 65,581
Avianca Holdings SA [Member]
Disclosure of debt [line items]
Borrowings issuers				Avianca Holdings S.A.
Initial issue date				Dec. 31, 2019
Issue amount				$ 484,419
Interest				The Senior Notes will bear interest at a fixed rate of 9.00% per year, The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, Interest will accrue from May 10, 2020, The interest are accumulated from December 31, 2019.
Maturity date				The Senior Notes will mature on May 10, 2023
Interest rate				3.00%
Carrying amount		$ 250,000		$ 484,419
Additional Borrowings		74,000
Borrowings		$ 324,000		280,938	465,612
Debt transaction costs				18,807
Avianca Holdings SA [Member] | Financial guarantee contracts [member]
Disclosure of debt [line items]
Carrying amount				$ 367,000
Avianca Holdings SA [Member] | Bonds maturing in 2023 [member]
Disclosure of debt [line items]
Interest rate				9.00%
Aggregate principal amount				$ 484,419
UMB Bank NA [Member]
Disclosure of debt [line items]
Debt issuance				$ 77,917	$ 459,717
Maturity date				1 year	4 years
Interest rate				9.00%	3.00%
Borrowings				$ 51,000	$ 324,000